Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent events

Since early 2020, the outbreak of novel coronavirus (“COVID-19”) has resulted in a widespread health crisis that adversely affected general commercial activities, the economies, financial markets, as well as the cryptocurrency market activities. This public health pandemic has posed certain risks and uncertainties, that employees suppliers, customers, logistics vendors and other business partners of the Company were prevented from or disrupted when conducting business activities throughout the date of the issue of the financial statements.

During the first few months of 2020, the Company experienced a decrease in product demand and a suppression in product pricing, which we believe is, as least to a certain extent, the result of the on-going spread of COVID-19 and the resulting market disruption. Given the dynamic nature and significant uncertainty associated with the pandemic, which has had an impact on our operations for the first quarter in 2020, management is unable to estimate the adverse impact of these events on the results of operations, financial position and cash flows for the year ending December 31, 2020, although we expect these impacts to be adverse and may be material.